Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning	₩ 588,118	₩ 452,604
Increase	573,472	367,595
Utilization	(218,997)	(225,861)
Reversal	(279,265)	(27,485)
Others	66,161	21,265
Ending	729,489	588,118
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	49,171	42,986
Increase	88,879	74,728
Utilization	(60,723)	(64,319)
Reversal	(3,856)	(3,035)
Others	7	(1,189)
Ending	73,478	49,171
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	118,036	96,709
Increase	56,560	40,916
Utilization	(24,608)	(18,006)
Reversal	(7,660)	(2,502)
Others	(95)	919
Ending	142,233	118,036
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	36,764	84,846
Increase	45,789	27,459
Utilization	(6,066)	(70,156)
Reversal	(3,399)	(1,749)
Others	(391)	(3,636)
Ending	72,697	36,764
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	134,190	62,594
Increase	14,912	63,438
Utilization	(9,212)	(8,530)
Reversal	(47,682)
Others	(3,040)	16,688
Ending	89,168	134,190
Others [member]
Disclosure of other provisions [line items]
Beginning	249,957	165,469
Increase	367,332	161,054
Utilization	(118,388)	(64,850)
Reversal	(216,668)	(20,199)
Others	69,680	8,483
Ending	₩ 351,913	₩ 249,957